Document And Entity Information	Dec. 28, 2021
Document Information [Line Items]
Entity, Registrant Name	BIOSYNERGY, INC.
Document, Type	8-K
Document, Period End Date	Dec. 28, 2021
Entity, Incorporation, State or Country Code	IL
Entity, File Number	0-12459
Entity, Tax Identification Number	36-2880990
Entity, Address, Address Line One	1940 E. Devon
Entity, Address, City or Town	Elk Grove Village
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60007
City Area Code	847
Local Phone Number	956-0471
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000715812